Finance debt (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	$ 2,880	$ 1,754
Repayment of principal	(9,196)	(19,107)
Repayment of interest	(1,846)	(1,858)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	2,880	1,754
Repayment of principal	(9,334)	(19,107)
Repayment of interest	(1,850)	(1,858)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	2,880	1,754
Repayment of principal	(9,196)	(19,107)
Repayment of interest	(1,846)	$ (1,858)
Finance Debt [Member] | Repurchase Of Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	(121)
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	(17)
Repayment of interest	$ (4)